Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2013
Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2013	2012	2011
Capital gain	$855	$—	$1,748
Other	82	78	161
	$937	$78	$1,909